Preferred and Common Stock	12 Months Ended
Dec. 31, 2018
PREFERRED AND COMMON STOCK [Abstract]
PREFERRED AND COMMON STOCK

NOTE 17: PREFERRED AND COMMON STOCK

All issued and outstanding shares of common stock, conversion terms of preferred stock, options to purchase common stock and per share amounts contained in the consolidated financial statements, have been retroactively adjusted to reflect the Reverse Stock Split for all periods presented.

Vested, Surrendered and Forfeited

During 2018, 85,000 and 825 restricted stock units, issued to the Company’s employees in 2016 and 2017, vested.

During 2017, 84,333 restricted stock units, issued to the Company’s employees in 2016, vested.

During 2016, 2,497 restricted stock units, issued to the Company’s employees in 2014 and 2013, vested.

During the year ended December 31, 2018, 2017 and 2016, 656, 423 and 291 restricted shares of common stock, respectively, were forfeited upon termination of employment.

Conversion of Preferred Stock

During the year ended December 31, 2018, there were no conversions of preferred stock.

During the year ended December 31, 2017, 2,436 shares of convertible preferred stock were converted into 174,000 shares of common stock. The shares of convertible preferred stock were converted pursuant to their original terms, which provided the option to the holders of these shares to convert all or any such then-outstanding shares of preferred stock into a number of fully paid and non-assessable shares of common stock determined by dividing the amount of the liquidation preference ($10,000 per share) by a conversion price equal to $14.00 per share of common stock. Following this conversion, the Company cancelled the undeclared preferred dividend of the converted shares of $702, and issued 5,015 shares of common stock with a fair value of $84 at the date of issuance (See also Note 20).

During the year ended December 31, 2016, there were no conversions of preferred stock.

Issuance of Cumulative Perpetual Preferred Stock

The Company’s 2,000,000 American Depositary Shares, Series G and the 4,800,000 American Depositary Shares, Series H are recorded at fair market value on issuance. Each of the shares represents 1/100th of a share of the Series G and Series H, with a liquidation preference of $2,500 per share ($25.00 per American Depositary Share). Dividends are payable quarterly in arrears on the Series G at a rate of 8.75% per annum and on the Series H at a rate of 8.625% per annum of the stated liquidation preference. The Company has accounted for these shares as equity.

Series G and Series H American Depositary Shares Exchange Offer

On April 19, 2017, Navios Holdings announced the completion of the offer commenced on March 21, 2017, to exchange newly issued shares of the Company’s common stock for any and all outstanding American Depositary Shares, each representing 1/100th of a share of either Series G or Series H. 360 Series G and 406 Series H shares were validly tendered, representing an aggregate nominal value of approximately $1,843. Navios Holdings paid for tender offer expenses $571, and issued a total of 62,582 shares of common stock with a fair value of $1,127. Following the completion of the offer, the Company cancelled the undeclared preferred dividend of Series G and Series H of $270 (See also Note 20).

On November 8, 2016, the Company announced the completion of the offer to exchange cash and/or newly issued shares of common stock for any and all outstanding of its Series G and Series H. A total number of 5,449 Series G and 18,982 Series H were validly tendered in the exchange offer, representing an aggregate book value of $61,078. The Company paid an aggregate of $9,323 in cash, which includes tender offer expenses, and issued a total of 758,918 shares of common stock, with a fair value of $7,893 at the date of the issuance.

In February 2016, Navios Holdings announced the suspension of payment of quarterly dividends on its preferred stock, including the Series G and Series H. Total undeclared preferred dividends as of December 31, 2018 were $29,934 (net of cancelled dividends).

On July 15, 2017, the Company reached six quarterly dividend payments in arrears relating to its Series G and Series H and as a result the respective dividend rate increased by 0.25%.

Issuances to Employees, Officers and Directors

On December 10, 2018, pursuant to the stock plan approved by the Board of Directors, 287,500 common stock was granted to Navios Holdings employees, officers and directors and issued on December 27, 2018.

On December 11, 2017, pursuant to the stock plan approved by the Board of Directors, 432,098 common stock was granted to Navios Holdings employees, officers and directors and issued on January 16, 2018.

Acquisition of Treasury Stock

In November 2015, the Board of Directors approved a share repurchase program for up to $25,000 of the Navios Holdings’ common stock. Share repurchases were made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act. Repurchases were subject to restrictions under the terms of the Company’s credit facilities and indenture. The program did not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in the Company’s discretion and without notice. In particular, Navios Holdings, pursuant to the terms of its Series G and Series H, may not redeem, repurchase or otherwise acquire its common stock or preferred shares, including the Series G and Series H (other than through an offer made to all holders of Series G and Series H) unless full cumulative dividends on Series G and Series H, when payable, have been paid. As of December 31, 2016, 94,858 shares, were repurchased under this program, for a total consideration of $818. In total, up until February 2016, 114,791 shares were repurchased under this program, for a total consideration of $1,070. Since that time, this program has been suspended by the Company.

Navios Holdings had outstanding as of December 31, 2018 and 2017, 12,843,414 and 12,038,647 shares of common stock, respectively, and preferred stock 46,302 (14,191 Series G, 28,612 Series H and 3,499 shares of convertible preferred stock) for both periods.